SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
Precision Strip Retirement and Savings Plan
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)

PRECISION STRIP RETIREMENT AND SAVINGS PLAN

SCHEDULE H, LINE 4i – SCHEDULE OF ASSETS (HELD AT END OF YEAR)

December 31, 2025

Employer Identification Number: 95-1142616

Plan Number: 001

		(c)
		Description of Investment,
	(b)	Including Maturity Date,		(e)
	Identity of Issue, Borrower,	Rate of Interest, Collateral,	(d)	Current
(a)	Lessor or Similar Party	Par or Maturity Value	Cost	Value
	Mutual funds:
	MFS Value Fund Class R6	621,439 shares	a	$31,016,042
	Hartford Small Company HLS Fund Class IA	914,805 shares	a	18,241,215
	PIMCO Total Return Institutional Class	701,482 shares	a	6,215,132
	Victory Sycamore Small Company Opportunity	98,260 shares	a	4,464,924
*	Fidelity® U.S. Bond Index Fund	186,083 shares	a	1,965,040
	BlackRock High Yield Bond Portfolio Institutional Shares	142,691 shares	a	1,030,229
	DFA Global Real Estate Securities Portfolio	30,535 shares	a	319,706
*	Fidelity® Inflation-Protected Bond Index Fund	23,056 shares	a	210,271
	Vanguard Total International Bond Index Fund	4,697 shares	a	90,931
		Total mutual funds:		63,553,490
	Commingled funds:
*	Spartan 500 Index Pool Class E	141,522 shares	a	46,001,760
	Commingled Pension Trust Fund (Large Cap Growth) of JPMorgan Chase Bank, N.A.	321,633 shares	a	40,773,418
*	Fidelity Freedom® Blend 2030 Commingled Pool Class S	1,087,833 shares	a	33,004,848
*	Fidelity Freedom® Blend 2045 Commingled Pool Class S	750,475 shares	a	28,548,071
*	Fidelity Freedom® Blend 2035 Commingled Pool Class S	822,663 shares	a	28,332,501
*	Fidelity Freedom® Blend 2040 Commingled Pool Class S	730,650 shares	a	27,004,814
*	Fidelity Freedom® Blend 2050 Commingled Pool Class S	583,709 shares	a	21,883,260
*	Fidelity Freedom® Blend 2055 Commingled Pool Class S	507,507 shares	a	20,411,917
*	Fidelity Freedom® Blend 2060 Commingled Pool Class S	459,724 shares	a	12,394,152
*	Fidelity® Diversified International Commingled Pool Class A	456,470 shares	a	10,955,277
*	Fidelity Freedom® Blend 2025 Commingled Pool Class S	337,740 shares	a	9,716,773
*	Fidelity Freedom® Blend 2065 Commingled Pool Class S	403,734 shares	a	8,276,542
*	Spartan Extended Market Index Pool Class E	13,798 shares	a	2,627,262
*	Spartan Total International Index Pool Class E	11,097 shares	a	1,589,836
*	Fidelity Freedom® Blend 2020 Commingled Pool Class S	52,336 shares	a	1,371,197
*	Fidelity Freedom® Blend Retirement Fund Class S	61,957 shares	a	1,152,408
*	Fidelity Freedom® Blend 2070 Commingled Pool Class S	18,994 shares	a	234,958
*	Fidelity Freedom® Blend 2010 Commingled Pool Class S	2,358 shares	a	55,020
*	Fidelity Freedom® Blend 2015 Commingled Pool Class S	958 shares	a	24,105
		Total commingled funds:		$294,358,119

PRECISION STRIP RETIREMENT AND SAVINGS PLAN

SCHEDULE H, LINE 4i – SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Continued)

December 31, 2025

Employer Identification Number: 95-1142616

Plan Number: 001

		(c)
		Description of Investment,
	(b)	Including Maturity Date,		(e)
	Identity of Issue, Borrower,	Rate of Interest, Collateral,	(d)	Current
(a)	Lessor or Similar Party	Par or Maturity Value	Cost	Value
	Cash and cash equivalents:
	Gabelli Funds	Gabelli US Treasury Money Market Fund	a	$5,496,423
*	Fidelity Investments	Interest-bearing cash	a	945,344
		Total cash and cash equivalents:		6,441,767
	Common stock:
*	Reliance, Inc.	77,659 shares	a	22,433,355
	Self-directed brokerage accounts:
*	Fidelity Investments	Fidelity BrokerageLink®	a	1,322,574
	Common collective trust:
*	Fidelity Investments	Fidelity Managed Income Portfolio II Class 2	a	9,453,331
	Notes receivable from participants:
		Notes receivable from participants with
		interest rates ranging from 4.25% to
		9.50%, collateralized by participants'
		account balance and maturing through
*	Notes receivable from participants	October 2035	—	7,443,954
		Total:		$405,006,590

* Represents a party-in-interest as defined by ERISA.

a The cost of participant-directed investments is not required to be disclosed.